Michele H. Abate

Vice President and

Associate General Counsel

Brighthouse Life Insurance Company

11225 North Community House Road

Charlotte, NC 28277

September 8, 2026

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Brighthouse Variable Life Account A
File No. 811-21851

Commissioners:

The Semi-Annual Reports for the period ended June 30, 2026 of the underlying funds are incorporated herein by reference as the reports transmitted to policyowners of the Brighthouse
Variable Life Account A of Brighthouse Life Insurance Company pursuant to Rule 30b2-1 under the Investment Company Act of 1940 and are listed as follows:

The Semi-Annual Reports for certain funds of American Funds Insurance Series® are incorporated by reference as filed on Form N-CSRS, CIK No. 0000729528, File No. 811-03857.

The Semi-Annual Reports for certain portfolios of Brighthouse Funds Trust I are incorporated by reference as filed on Form N-CSRS, CIK No. 0001126087, File No. 811-10183.

The Semi-Annual Reports for certain portfolios of Brighthouse Funds Trust II are incorporated by reference as filed on Form N-CSRS, CIK No. 0000710826, File No. 811-03618.

The Semi-Annual Reports for certain funds of Franklin Templeton Variable Insurance Products
Trust are incorporated by reference as filed on N-CSRS, CIK No. 0000837274, File No. 811-
05583.

Sincerely,

/s/ Michele H. Abate

Michele H. Abate
Vice President and Associate General Counsel
Brighthouse Life Insurance Company